INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES FOR PRESENTED JURISDICTIONS

Composition of loss before income tax expense for the periods presented by jurisdictions are as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Chinese Mainland	(387,755)	(200,527)	(257,362)
Other jurisdictions	17,505	(1,197)	(5,067)
Total	(370,250)	(201,724)	(262,429)

SCHEDULE OF CURRENT AND DEFERRED PORTIONS OF INCOME TAX EXPENSE INCLUDE IN THE CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS

Composition of income tax expense for the periods presented are as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Current income tax expense	(311)	(39)	(39)
Deferred income tax expense	-	-	-
Total income tax expense	(311)	(39)	(39)

SCHEDULE OF RECONCILIATION OF DIFFERENCES BETWEEN STATUTORY TAX RATE AND THE EFFECTIVE TAX RATE

In accordance with the updated requirements of ASU 2023-09, reconciliation between the statutory tax rate and the Group’s effective tax rate for the year ended December 31, 2025 is as follows:

	For the year ended December 31, 2025
	Amount	Percent

Loss before income tax expense	(262,429)
Income tax expense computed at PRC statutory income tax rate of 25% (i)	(65,607)	25.0%
Effect of different tax rate (ii)
Cayman	1,221	(0.5)%
Other jurisdictions	26	(0.0)%
Non-taxable or non-deductible items
Effect of share-based compensation expenses	11,146	(4.2)%
Effect of additional deduction for qualified R&D expenditures	3,338	(1.3)%
Other	139	(0.0)%
Change of valuation allowance	49,776	(19.0)%
Income tax expense	39	(0.0)%

Reconciliations of the differences between the statutory income tax rate applicable to losses of the consolidated entities and the Group’s income tax expenses of the fiscal year ended March 31, 2024 and the nine months ended December 31, 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 presented are as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,
	2024	2024

Statutory income tax rate 25.0% (i)	25.0%	25.0%
Permanent differences	(1.1)%	(1.1)%
Effect of different tax rate (ii)	(5.5)%	23.2%
Change of valuation allowance	(18.3)%	(47.1)%
Effective tax rate	0.1%	0.0%

(i)	The PRC statutory income tax rate was used because the majority of the Group’s operations are based in PRC.

(ii)	The effect of different tax rate is attributed to varying rates in other jurisdictions where the Group is established, such as the Cayman Islands or Hong Kong, and the preferential tax rate certain entities in the Group enjoys.

SCHEDULE OF SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS AND LIABILITIES

The following table sets forth the significant components of the deferred tax assets:

	December 31, 2024	December 31, 2025
	RMB	RMB

Deferred tax assets
Net operating loss carry forwards	1,328,662	362,315
Deductible advertising expense	93,960	1,302
Leases	195,166	387,520
Provision for credit losses and inventories	9,298	6,543
Less: valuation allowance	(1,424,137)	(360,327)
Net deferred tax assets	202,949	397,353

	December 31, 2024	December 31, 2025
	RMB	RMB

Deferred tax liabilities
Leases	(202,949)	(397,353)
Total deferred tax liabilities	(202,949)	(397,353)

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE

Movement of valuation allowance

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Balance at beginning of the period	(2,187,715)	(1,977,402)	(1,424,137)
Changes of valuation allowance	210,313	553,265	1,063,810
Balance at end of the period	(1,977,402)	(1,424,137)	(360,327)